Note 19 - Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Fair Value Disclosures [Text Block]
19.	Fair value measurements

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2022 and 2023 are summarized below:

		Fair value measurement
Recurring fair value measurement	Total fair value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	$	$	$	$

As of December 31, 2022
Assets:
Trading debt securities
Financial products issued by commercial banks	2,872	-	2,872	-
Total assets measured at fair value	2,872	-	2,872	-
As of December 31, 2023
Assets:
Trading debt securities
Financial products issued by commercial banks	193	-	193	-
Total assets measured at fair value	193	-	193	-

BEYONDSPRING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(Amounts in thousands of U.S. Dollars (“$”) and Renminbi (“RMB”),

except for number of shares and per share data)

19.	Fair value measurements (continued)

The fair value of the forward contract is estimated using a formulaic valuation approach which combines the discounted cash flow to first estimate the fair value of the entity’s share price and probability-based valuation approach to estimate the fair value of the forward contract. Significant unobservable inputs include the probability of achieving a contingent target, discount for lack of marketability, volatility and weighted average cost of capital at the end of 2021 and the settlement date.

The following table represents the significant unobservable inputs used to estimate the fair value of the Forward contract at December 31, 2021 and at settlement date June 13, 2022:

	Valuation technique	Unobservable inputs	Range as of
			December 31, 2021	June 13, 2022
Forward contract	Discounted cash flow	Discount for lack of marketability	10%	10%
		Volatility	85%	85%
		Weighted average cost of capital	14.50%	17.10%
	Probability-based valuation approach	Probability of achieving contingent target	90%	100%

The following table presents a reconciliation of the forward contract measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years presented.

Forward contract
$

Balance as of December 31, 2020 (liability)	(278)
Gains from changes in fair value	444

Balance as of December 31, 2021 (asset)	166
Gains from changes in fair value	1,071
Settlement during the year	(1,237)

Balance as of December 31, 2022	-